UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wintergreen Advisers, LLC
Address:   333 US Route 46 West
           Suite 204
           Mountain Lakes, NJ 07046

13F File Number : 028-12233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T Perlstadt
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  973 263 2601

Signature, Place and Date of Signing:

/s/ Fred T Perlstadt        Mountain Lakes, NJ      May 13, 2011
    ----------------        ------------------      ------------
    [Signature]             [City, State]           [Date]


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       18

Form 13F Information Table Value Total:   $592,244 (Thousands)

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Activision Blizzard Inc        Common           00507V109    15463  1409541 SH       SOLE                  1409541        0        0
Barrick Gold Corp              Common           067901108    62994  1212000 SH       SOLE                  1212000        0        0
Berkshire Hathaway Inc Del     Cl B New         084670702    67136   802773 SH       SOLE                   802773        0        0
Canadian Natural Resource Ltd  Common           136385101   107299  2169934 SH       SOLE                  2169934        0        0
Coca Cola Company              Common           191216100    23874   359812 SH       SOLE                   359812        0        0
Coca Cola Femsa SAB de C V     ADR              191241108    14338   186230 SH       SOLE                   186230        0        0
Consolidated Tomoka Land Co    Common           210226106    49996  1543075 SH       SOLE                  1543075        0        0
Franklin Resources Inc         Common           354613101    63559   508144 SH       SOLE                   508144        0        0
General Dynamics Corporation   Common           369550108    28008   365831 SH       SOLE                   365831        0        0
Goldman Sachs Group Inc        Common           38141G104    22555   142329 SH       SOLE                   142329        0        0
Google Inc                     Cl A             38259P508     4397     7500 SH       SOLE                     7500        0        0
Mastercard Inc                 Cl A             57636Q104     8181    32500 SH       SOLE                    32500        0        0
McDonalds Corp                 Common           580135101    11851   155750 SH       SOLE                   155750        0        0
Norfolk Southern Corp          Common           655844108     8624   124500 SH       SOLE                   124500        0        0
Philip Morris Intl Inc         Common           718172109    45243   689372 SH       SOLE                   689372        0        0
Potash Corp of Saskatchewan In Common           73755L107     3539    60000 SH       SOLE                    60000        0        0
Reynolds American Inc          Common           761713106    44449  1251030 SH       SOLE                  1251030        0        0
Wynn Resorts Ltd               Common           983134107    10739    84395 SH       SOLE                    84395        0        0

